Borrowings (Details 3) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Fixed rate:
Fixed rate, Argentine Peso	$ 18,061,000,000	$ 11,705,000,000
Fixed rate, Brazilian Reais	5,616,000,000	2,394,000,000
Fixed rate, US Dollar	85,423,000,000	128,979,000,000
Fixed rate, Bolivian pesos	0	2,139,000,000
Fixed rate, NIS	0	265,278,000,000
Subtotal fixed-rate borrowings	109,100,000,000	410,495,000,000
Floating rate:
Floating rate, Argentine Peso	205,000,000	2,905,000,000
Floating rate, Brazilian Reais	7,134,000,000	7,325,000,000
Floating rate, US Dollar	2,229,000,000	5,861,000,000
Floating rate, NIS	0	202,462,000,000
Subtotal floating rate borrowings	9,568,000,000	218,553,000,000
Total borrowings	118,668,000,000	629,048,000,000
NIS [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	265,672,000,000
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	0	(1,745,000,000)
Fixed rate, Bolivian pesos	0	2,139,000,000
Fixed rate, NIS	0	265,278,000,000
Subtotal fixed-rate borrowings	0
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	0	0
Floating rate, NIS	0	202,462,000,000
Subtotal floating rate borrowings		202,462
Total borrowings	0	468,134
Uruguayan Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	715,000,000	777,000,000
Fixed rate, Bolivian pesos	0	0
Fixed rate, NIS	0	0
Subtotal fixed-rate borrowings	715,000,000	777,000,000
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	0	0
Floating rate, NIS	0	0
Subtotal floating rate borrowings	0	0
Total borrowings	715,000,000	777,000,000
US Dollar [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	50,000,000	219,000,000
Fixed rate, Bolivian pesos	0	0
Fixed rate, NIS	0	0
Subtotal fixed-rate borrowings	50,000,000	219,000,000
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	202,000,000	0
Floating rate, NIS	0	0
Subtotal floating rate borrowings	202
Total borrowings	252,000,000	219,000,000
Brazilian Reais [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	5,616,000,000	2,394,000,000
Fixed rate, US Dollar	49,000,000	165,000,000
Fixed rate, Bolivian pesos	0	0
Fixed rate, NIS	0	0
Subtotal fixed-rate borrowings	5,665,000,000	2,559,000,000
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	7,134,000,000	7,325,000,000
Floating rate, US Dollar	0	0
Floating rate, NIS	0	0
Subtotal floating rate borrowings	7,134,000,000	7,325,000,000
Total borrowings	104,902,000,000	9,884,000,000
Argentine Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	18,061,000,000	11,705,000,000
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	84,609,000,000	129,563,000,000
Fixed rate, Bolivian pesos	0	0
Fixed rate, NIS	0	0
Subtotal fixed-rate borrowings	102,670,000,000	141,268,000,000
Floating rate:
Floating rate, Argentine Peso	205,000,000	2,905,000,000
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	2,027,000,000	5,861,000,000
Floating rate, NIS	0	0
Subtotal floating rate borrowings	2,232,000,000	8,766,000,000
Total borrowings	$ 104,902,000,000	$ 150,034,000,000